Other Payables and Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	April 30, 2026	October 31, 2025
Salary and welfare payable	$60,042	$49,095
Other tax payable	14,784	13,280
Other payables and accrued liabilities	629,584	385,358
Total	$704,410	$447,733

Other payables and accrued liabilities consist of the following:

	October 31, 2025	October 31, 2024
Salary and welfare payable	$49,095	$46,080
Other tax payable	13,280	39,976
Equity transfer payment	-	767,197
Other payables and accrued liabilities	196,970	13,996
Total	$259,345	$867,249